Share-based Compensation - Share-based Award Activity (Details) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended	12 Months Ended
	Jul. 21, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted Average Exercise Price
Share-based compensation expense			$ 5.9	$ 5.2
AEON 2013 Stock Incentive Plan
Number of Shares
Outstanding, beginning of period		9,694,890	10,516,525	10,516,525
Options forfeited			(821,635)
Outstanding, end of period			9,694,890	10,516,525
Exercisable, end of period			9,694,890	10,516,525
Weighted Average Exercise Price
Outstanding, beginning of period		$ 1.53	$ 1.51	$ 1.51
Options forfeited			1.23
Outstanding, end of period			1.53	1.51
Exercisable, end of period			$ 1.53	$ 1.51
Weighted average remaining contractual life of options outstanding			2 years 6 months
Weighted average remaining contractual life of options exercisable				3 years 7 months 6 days
Aggregate intrinsic value of options outstanding			$ 0.3	$ 0.3
Aggregate intrinsic value of options exercisable				0.3
Share-based compensation expense			0.0	0.0
Unrecognized compensation expense related to non-vested stock options		$ 0.0	$ 0.0	$ 0.0
ABP Sub Inc. 2019 Incentive Award Plan
Number of Shares
Outstanding, beginning of period		45,534	38,172	27,555
Options granted			16,437	13,192
Options forfeited			(9,075)	(2,575)
Outstanding, end of period			45,534	38,172
Exercisable, end of period			23,155	13,061
Weighted Average Exercise Price
Outstanding, beginning of period		$ 958.75	$ 986.36	$ 929.08
Options granted	$ 10.00		898.58	1,089.41
Options forfeited			965.92	901.40
Outstanding, end of period			958.75	986.36
Exercisable, end of period			958.56	942.69
Weighted average fair value of options granted per share			$ 488.02	$ 598.07
Weighted average remaining contractual life of options outstanding		7 years 3 months 18 days	8 years 1 month 6 days	8 years 7 months 6 days
Weighted average remaining contractual life of options exercisable			7 years 4 months 24 days	8 years 2 months 12 days
Aggregate intrinsic value of options outstanding			$ 0.0
Aggregate intrinsic value of options exercisable			0.0	$ 0.1
Share-based compensation expense	$ 1.3		5.9	5.2
Unrecognized compensation expense related to non-vested stock options		$ 5.1	$ 12.3	$ 10.6
Weighted-average remaining requisite service period for which unrecognized compensation expense related to nonvested stock options expected to be recognized		12 months	24 months	30 months
ABP Sub Inc. 2019 Incentive Award Plan | Nonemployee consultants
Weighted Average Exercise Price
Share-based compensation expense			$ 0.1	$ 0.3
Amount reclassed from other accrued expenses to non-controlling interest				$ 0.9